Financial instruments and management of financial risks - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Market risks
Basis point change of reasonably possible increase in unobservable input, liabilities	2500.00%	2500.00%	2500.00%
Basis point change of reasonably possible decrease in unobservable input, liabilities	2500.00%	2500.00%	2500.00%
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible increase in market risk variable	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 8	$ 14	$ 9
Comprehensive income sensitivity to increase in risk variable	8	14	9
Net income sensitivity to decrease in risk variable	(8)	(14)	(9)
Comprehensive income sensitivity to decrease in risk variable	$ (8)	$ (14)	$ (9)
European euros | Currency risk
Market risks
Percentage of reasonably possible increase in market risk variable	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 14	$ 11	$ 4
Other comprehensive income sensitivity to increase in risk variable	(44)	(36)	(38)
Comprehensive income sensitivity to increase in risk variable	(30)	(25)	(34)
Net income sensitivity to decrease in risk variable	(14)	(11)	(4)
Other comprehensive income sensitivity to decrease in risk variable	44	36	38
Comprehensive income sensitivity to decrease in risk variable	$ 30	$ 25	$ 34
Philippine peso | Currency risk
Market risks
Percentage of reasonably possible increase in market risk variable	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ (2)	$ (1)	$ (1)
Comprehensive income sensitivity to increase in risk variable	(2)	(1)	(1)
Net income sensitivity to decrease in risk variable	2	1	1
Comprehensive income sensitivity to decrease in risk variable	2	1	1
U.S dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(1)	(2)	(4)
Other comprehensive income sensitivity to increase in risk variable	0	0	1
Comprehensive income sensitivity to increase in risk variable	(1)	(2)	(3)
Net income sensitivity to decrease in risk variable	1	2	4
Other comprehensive income sensitivity to decrease in risk variable	0	0	(1)
Comprehensive income sensitivity to decrease in risk variable	$ 1	$ 2	$ 3
Common shares | Other market risk
Market risks
Percentage of reasonably possible increase in market risk variable	25.00%	25.00%	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%	25.00%	25.00%
Net income sensitivity to increase in risk variable	$ 0	$ (5)	$ (4)
Comprehensive income sensitivity to increase in risk variable	0	(5)	(4)
Net income sensitivity to decrease in risk variable	0	5	4
Comprehensive income sensitivity to decrease in risk variable	$ 0	$ 5	$ 4